LEASE COMMITMENTS (Details 2) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
2020	$ 59,291
Total operating lease liability	$ 82,999
Canfield [Member]
2020		$ 20,628
Less: Imputed interest/present value discount		(1,910)
Total operating lease liability		$ 18,718